11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	$ (153)	$ (146)
Amortization for the year	(8)	(7)
Intangible assets amortization, ending	(161)	(153)
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	(151)
Amortization for the year	(8)
Intangible assets amortization, ending	(159)	(151)
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	(2)
Amortization for the year	0
Intangible assets amortization, ending	$ (2)	$ (2)